Short-term Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term Borrowings
Weighted average interest rate	10.00%	10.00%
Collateral amount of short term borrowings by other receivables	¥ 0	¥ 1,000